Cover	Oct. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2025
Entity File Number	000-29611
Entity Registrant Name	CS DIAGNOSTICS CORP.
Entity Central Index Key	0001106861
Entity Tax Identification Number	20-1290331
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1603 Capitol Avenue
Entity Address, Address Line Two	Suite 413
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	307
Local Phone Number	3957333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false